Equity-Accounted Investees and Joint Business - Movement in the investments in equity-accounted investees (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement in the investments in equity-accounted investees
Balance at 1 January	€ 69	€ 421	€ 1,498
Acquisitions	39	41	20
Share of profit / (losses)	(4)	9	63
Share of other comprehensive income / translation differences	(3)	(19)	(62)
Collected dividends		(7)	(7)
Impairment losses	(4)
Uncollected dividends		(6)	(1)
Transfers		(370)	(1,090)
Balance at 31 December	97	69	421
Profit of equity accounted investees with similar activity to that of the Group	(8)	37	64	[1]
Total equity accounted investees with similar activity to that of the Group
Movement in the investments in equity-accounted investees
Balance at 1 January	69	418	1,494
Acquisitions		41	20
Share of profit / (losses)		9	64
Share of other comprehensive income / translation differences		(19)	(62)
Collected dividends		(7)	(7)
Uncollected dividends		(6)	(1)
Transfers		(367)	(1,090)
Balance at 31 December		69	418
Shanghai RAAS Blood Products Co., Ltd.
Movement in the investments in equity-accounted investees
Balance at 1 January		361	1,453
Share of profit / (losses)		13	62
Share of other comprehensive income / translation differences			(57)
Collected dividends		(7)	(7)
Transfers		(367)	(1,090)
Balance at 31 December			361
Gains (losses) on sales of investments accounted for using equity method		34
Grifols Egypt Plasma Derivatives S.A.E.
Movement in the investments in equity-accounted investees
Balance at 1 January	63	46	36
Acquisitions	20	41	20
Share of profit / (losses)	(4)		(1)
Share of other comprehensive income / translation differences	(3)	(24)	(9)
Balance at 31 December	76	63	46
BioDarour P.J.S. Co.
Movement in the investments in equity-accounted investees
Balance at 1 January	6	11	5
Share of profit / (losses)		(4)	3
Share of other comprehensive income / translation differences		5	4
Impairment losses	(4)
Uncollected dividends		(6)	(1)
Balance at 31 December	2	6	11
Grifols Canada Plasma, Inc.
Movement in the investments in equity-accounted investees
Acquisitions	19
Balance at 31 December	€ 19
Total of the rest of equity accounted investees
Movement in the investments in equity-accounted investees
Balance at 1 January		3	4
Share of profit / (losses)			(1)
Transfers		(3)
Balance at 31 December			3
Albajuna Therapeutics, S.L
Movement in the investments in equity-accounted investees
Balance at 1 January			1
Share of profit / (losses)			(1)
Mecwins, S.A
Movement in the investments in equity-accounted investees
Balance at 1 January		3	3
Transfers		€ (3)
Balance at 31 December			€ 3

[1]	(See Note 2.d)